EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2021
EARNINGS PER SHARE [Abstract]
Earnings Per Share	For the year ended June 30, 2019 the effect of conversion would be dilutive as the company recorded a loss for that year from continuing operations.

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Total - Income attributable to shareholders of the Holding Company	2,847	7,770	10,965
Continuing operations - Income / (loss) attributable to shareholders of the Holding Company	2,847	7,770	(4,519)

Total – Income attributable to ordinary shareholders of the company	2,847	—	—
Continuing operations – Income attributable to ordinary shareholders of the company	2,847	—	—

	(Shares)
Weighted average number of ordinary shares - basic	17,649,446	1,176,370	956,835

	(US$)
Total - Basic earnings per share	0.16	—	—
Continuing operations - Basic earnings per share	0.16	—	—

	(Shares)
Weighted average number of ordinary shares - diluted	18,384,921	12,936,962	12,461,182

	(US$)
Total - Diluted earnings per share	0.15	—	—
Continuing operations - Diluted earnings / (loss) per share	0.15	—	(0.36)